Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Start-up/Organization costs	$ 319,341	$ 82,514
Net operating loss carryforwards		31,773
Total deferred tax assets	319,341	114,287
Valuation allowance	(319,341)	(114,287)
Deferred tax asset, net of allowance